INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill
	Consolidated
	Useful life range (in years)	2020	Additions	Write-offs	Reversal (provision) of impairment	Transfers	Exchange rate variation	2021
Cost:
Software	2.5 to 10	2,059,150	88,101	(114,805)	-	280,959	179,212	2,492,617
Trademarks and patents (defined useful life)	20 to 25	894,578	-	-	-	-	(4,744)	889,834
Trademarks and patents (indefinite useful life)	-	5,747,057	-	-	-	-	141,566	5,888,623
Goodwill Avon (note 4)	-	13,299,849	-	-	-	-	81,341	13,381,190
Goodwill Emeis Brazil Pty Ltd. (a)	-	142,090	-	-	-	-	1,090	143,180
Goodwill The Body Shop	-	1,946,741	-	-	-	-	116,931	2,063,672
Goodwill acquisition of The Body Shop stores	-	1,456	-	-	-	-	-	1,456
Relationship with retail clients	10	2,785	-	-	-	-	95	2,880
Key money (indefinite useful life) (c)	-	26,769	-	(3,619)	1,984	-	(149)	24,985
Key money (defined useful life) (d)	3 to 18	10,860	2,500	-	(2,288)	(5,555)	8,846	14,363
Relationship with franchisees and sub franchisees and sales representative (e)	7 to 15	2,959,519	-	(446)	-	-	31,485	2,990,558
Technology developed (by acquired subsidiary)	5	1,595,041	-	-	-	-	(14,233)	1,580,808
Intangible under development	2 to 10	108,275	359,834	(1,326)	-	(147,768)	(41,239)	277,776
Total cost		28,794,170	450,435	(120,196)	(304)	127,636	500,201	29,751,942

Accumulated amortization:
Software		(1,022,498)	(373,753)	116,429	-	3,760	(93,705)	(1,369,767)
Trademarks and patents		(100,043)	(45,782)	-	-	-	2,638	(143,187)
Key money		(8,871)	(185)	-	-	1,667	(9,128)	(16,517)
Relationship with retail clients		(2,839)	(286)	-	-	-	(93)	(3,218)
Relationship with franchisees and sub franchisees		(419,061)	(306,451)	446	-	-	(3,983)	(729,049)
Technology developed		(319,009)	(320,183)	-	-	-	6,866	(632,326)
Other intangible assets		(4,721)	(1,280)	1,326	-	-	4,380	(295)
Total accrued amortization		(1,877,042)	(1,047,920)	118,201	-	5,427	(93,025)	(2,894,359)
Net total		26,917,128	(597,485)	(1,995)	(304)	133,063	407,176	26,857,583

	Consolidated
	Useful life range (in years)	2019	Acquisition of subsidiary	Additions	Write-offs	Reversal (provision) of impairment	Transfers	Exchange rate variation	2020
Cost:
Software	2.5 to 10	1,313,090	291,555	82,718	(15,095)	-	258,092	128,790	2,059,150
Trademarks and patents (defined useful life)	20 to 25	116,805	517,592	-	-	-	-	260,181	894,578
Trademarks and patents (indefinite useful life)	-	2,171,585	2,022,163	-	-	-	-	1,553,309	5,747,057
Goodwill Avon (note 4)	-	-	11,511,028	-	-	-	-	1,788,821	13,299,849
Goodwill Emeis Brazil Pty Ltd. (a)	-	100,237	-	-	-	-	-	41,853	142,090
Goodwill The Body Shop (b)	-	1,434,369	34,251	-	-	-	-	478,121	1,946,741
Goodwill acquisition of The Body Shop stores	-	1,456	-	-	-	-	-	-	1,456
Relationship with retail clients	10	1,987	-	-	-	-	-	798	2,785
Key money (indefinite useful life) (c)	-	17,801	-	-	-	-	1,315	7,653	26,769
Key money (defined useful life) (d)	3 to 18	12,447	-	150	-	(2,051)	1,647	(1,333)	10,860
Relationship with franchisees and sub franchisees and sales representative (e)	7 to 15	602,958	1,884,249	-	-	-	-	472,312	2,959,519
Technology developed (by acquired subsidiary)	5	-	1,131,573	-	-	-	-	463,468	1,595,041
Other intangible assets	2 to 10	110,288	159	176,015	(15,024)	-	(175,414)	12,251	108,275
Total cost		5,883,023	17,392,570	258,883	(30,119)	(2,051)	85,640	5,206,224	28,794,170

Accumulated amortization:
Software		(649,347)	-	(365,184)	44	-	(3,643)	(4,368)	(1,022,498)
Trademarks and patents		(44,108)	-	(36,548)	-	-	-	(19,387)	(100,043)
Key money		(2,197)	-	(535)	-	-	10	(6,149)	(8,871)
Relationship with retail clients		(1,939)	-	(252)	-	-	-	(648)	(2,839)
Relationship with franchisees and sub franchisees		(95,772)	-	(278,048)	-	-	-	(45,241)	(419,061)
Technology developed		-	-	(294,713)	-	-	-	(24,296)	(319,009)
Other intangible assets		(13,159)	-	(6,496)	15,020	-	-	(86)	(4,721)
Total accrued amortization		(806,522)	-	(981,776)	15,064	-	(3,633)	(100,175)	(1,877,042)
Net total		5,076,501	17,392,570	(722,893)	(15,055)	(2,051)	82,007	5,106,049	26,917,128

a)	Goodwill related to the acquisition of subsidiary Emeis Holdings Pty Ltd. acquisition, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests.
b)	Goodwill related to the acquisition of subsidiary The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests. In addition, on June 30, 2020, the subsidiary The Body Shop International Limited acquired the entity Aeon Forest Co. Ltd, for R$ 133,275 (¥ 2,632,000). On October 1, 2020, the transaction was concluded and resulted in an assigned amount of goodwill of R$ 34,251.
c)	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement. This balance was considered the scope of the lease standard (CPC 06 (R2) / IFRS 16), applicable from January 1, 2019 (note 3.13.1). The balance not reclassified to the Right-of-Use asset, refers to contracts that the standard exempt on the initial date, that is, short-term contracts. The remaining balance is not amortized and is subject to an annual impairment test.
d)	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later. This balance was considered as the scope of the lease standard (CPC 06 (R2) / IFRS 16), applicable from January 1, 2019. The balance not reclassified to the Right-of-Use asset, refers to contracts that the standard exempt on the initial date, that is, short-term contracts. The remaining balance is amortized over the term of the agreements.
e)	The balance refers to identifiable intangible assets from relationship with the subsidiary The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years.

Disclosure Of Information For Cash-generating Units
CGU groups	Trademarks and patents		Goodwill		Total
	2021	2020	2021	2020	2021	2020
Natura &Co Latam	5,403	5,403	10,041,156	9,994,861	10,046,559	10,000,264
Avon International	2,991,963	2,850,397	3,340,035	3,304,988	6,331,998	6,155,385
TBS International	3,063,662	2,896,660	2,063,672	1,946,741	5,127,334	4,843,401
Aesop International	-	-	143,180	142,090	143,180	142,090
Total	6,061,028	5,752,460	15,588,043	15,388,680	21,649,071	21,141,140

Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell

The main assumptions used to calculate the value in use as of December 31, 2021 are presented below:

	Aesop	The Body Shop	Avon International	Natura &Co Latam
Measurement of recoverable value	Discounted cash flow based on financial budgets approved by Board of Directors during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated cost	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each segment given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by Board of Directors.
Perpetuity growth rate (*)	Constant growth of 4.80%.	Constant growth of 4.40%.	Constant growth of 4.70%.	Constant growth of 5.50%.
Discount rate

Discount rates represent the risk assessment in the current market, specific to each group of CGU, taking into account the value of money over time and the individual risks of related assets that were not incorporated in the assumptions included in the cash flow model. These cash flows were discounted using a discount rate of 13.93% p.a. for business segments of Natura &Co Latam; 11.18% p.a. for Avon International, 8.83% for TBS International and 11.19% for Aesop International, in real terms. The discount rate was based on the weighted average cost of capital that reflects the specific risk of each segment.

(*) The rates are based on published market analyzes and projections regarding the reporting segment in which they operate and adjusted to reflect the assumptions considered by Management in the approved projections and to reflect the inflation differential of other currencies, when applicable.